American Funds® Global Insight Fund
Investment portfolio
July 31, 2023
unaudited

Common stocks 93.22% Information technology 17.91%	Shares	Value (000)
Microsoft Corp.	773,988	$259,998
Broadcom, Inc.	260,330	233,946
Apple, Inc.	1,038,251	203,964
ASML Holding NV	259,597	186,155
SAP SE	849,407	116,180
Keyence Corp.	200,860	90,021
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	765,098	75,859
KLA Corp.	132,346	68,019
GoDaddy, Inc., Class A1	793,021	61,134
Hamamatsu Photonics KK	1,128,600	54,310
Fujitsu, Ltd.	409,700	52,946
OBIC Co., Ltd.	309,300	50,592
Texas Instruments, Inc.	261,449	47,061
STMicroelectronics NV	780,782	41,743
ServiceNow, Inc.[1]	62,350	36,350
Analog Devices, Inc.	148,905	29,711
Nomura Research Institute, Ltd.	915,000	25,926
Capgemini SE	133,937	24,276
Dassault Systemes SE	536,606	22,942
Shopify, Inc., Class A, subordinate voting shares[1]	334,189	22,585
TDK Corp.	578,715	22,117
NICE, Ltd. (ADR)[1]	81,330	17,718
Nokia Corp.	4,254,267	16,736
Adobe, Inc.[1]	27,367	14,947
Salesforce, Inc.[1]	59,335	13,351
Trimble, Inc.[1]	197,040	10,601
Wolfspeed, Inc.[1]	151,755	10,001
Lam Research Corp.	4,745	3,409
		1,812,598
Health care 14.86%
Novo Nordisk AS, Class B	1,526,429	245,989
AstraZeneca PLC	1,330,360	190,981
UnitedHealth Group, Inc.	238,810	120,926
Bristol-Myers Squibb Company	1,836,212	114,194
Abbott Laboratories	794,965	88,503
Genmab A/S1	175,945	72,352
Danaher Corp.	282,183	71,974
EssilorLuxottica SA	347,677	69,933
Zoetis, Inc., Class A	343,927	64,689
Johnson & Johnson	320,752	53,736
BeiGene, Ltd. (ADR)[1]	250,658	53,696
Edwards Lifesciences Corp.[1]	583,431	47,882
Seagen, Inc.[1]	204,165	39,155
Regeneron Pharmaceuticals, Inc.[1]	49,536	36,751
AbbVie, Inc.	242,093	36,212
American Funds Global Insight Fund — Page 1 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Straumann Holding AG	215,787	$35,670
HOYA Corp.	213,900	24,853
Terumo Corp.	742,500	24,274
Elevance Health, Inc.	50,323	23,734
Merck & Co., Inc.	201,291	21,468
Pfizer, Inc.	580,615	20,937
Daiichi Sankyo Company, Ltd.	675,700	20,647
Eli Lilly and Company	35,700	16,227
Moderna, Inc.[1]	54,720	6,438
Molina Healthcare, Inc.[1]	9,023	2,747
		1,503,968
Industrials 13.31%
Safran SA	1,101,449	182,819
Northrop Grumman Corp.	222,915	99,197
Airbus SE, non-registered shares	651,933	96,037
AMETEK, Inc.	499,793	79,267
TFI International, Inc. (CAD denominated)	457,103	58,670
Honeywell International, Inc.	270,556	52,523
HEICO Corp.	175,511	30,887
HEICO Corp., Class A	142,523	20,003
Carrier Global Corp.	832,478	49,574
CSX Corp.	1,485,385	49,493
SMC Corp.	94,900	49,463
Epiroc AB, Class A	2,029,767	40,513
Ryanair Holdings PLC (ADR)[1]	391,728	40,164
ABB, Ltd.	981,938	39,253
Daikin Industries, Ltd.	190,100	38,337
General Electric Co.	326,400	37,288
Armstrong World Industries, Inc.	456,945	35,349
RTX Corp.	392,353	34,500
FedEx Corp.	118,232	31,917
MTU Aero Engines AG	135,827	31,705
ITT, Inc.	284,723	28,358
United Airlines Holdings, Inc.[1]	495,837	26,929
Waste Connections, Inc.	188,330	26,587
TransDigm Group, Inc.	28,745	25,862
Delta Air Lines, Inc.	473,373	21,898
Recruit Holdings Co., Ltd.	615,700	21,349
Axon Enterprise, Inc.[1]	100,543	18,694
DSV A/S	92,391	18,499
ATS Corp.[1]	385,396	17,477
Lincoln Electric Holdings, Inc.	75,343	15,122
Norfolk Southern Corp.	60,483	14,128
DKSH Holding AG	151,538	12,208
BAE Systems PLC	302,217	3,612
		1,347,682
Financials 13.28%
JPMorgan Chase & Co.	759,399	119,955
AIA Group, Ltd.	11,657,400	115,694
London Stock Exchange Group PLC	920,548	99,969
Mastercard, Inc., Class A	250,624	98,816
Aon PLC, Class A	308,245	98,176
Visa, Inc., Class A	301,955	71,784
American Funds Global Insight Fund — Page 2 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
DNB Bank ASA	3,355,373	$69,226
Marsh & McLennan Companies, Inc.	332,417	62,634
United Overseas Bank, Ltd.	2,680,000	60,664
HDFC Bank, Ltd. (ADR)	881,988	60,222
CME Group, Inc., Class A	262,010	52,129
DBS Group Holdings, Ltd.	1,721,196	44,345
Arthur J. Gallagher & Co.	188,539	40,498
S&P Global, Inc.	98,633	38,912
MSCI, Inc.	62,203	34,092
State Street Corp.	467,045	33,833
Worldline SA, non-registered shares[1]	718,266	28,454
Wells Fargo & Company	594,089	27,423
Adyen NV1	14,635	27,191
EVERTEC, Inc.	646,846	25,440
Partners Group Holding AG	21,766	24,410
UniCredit SpA	814,836	20,606
Hong Kong Exchanges and Clearing, Ltd.	481,200	20,102
Fidelity National Information Services, Inc.	313,575	18,934
Jack Henry & Associates, Inc.	109,639	18,372
Chubb, Ltd.	80,588	16,473
PNC Financial Services Group, Inc.	104,307	14,279
Brookfield Asset Management, Ltd., Class A	49,041	1,654
		1,344,287
Consumer staples 8.77%
Philip Morris International, Inc.	1,024,888	102,202
L’Oréal SA, non-registered shares	207,904	96,740
Nestlé SA	743,504	91,125
Reckitt Benckiser Group PLC	1,126,080	84,368
Anheuser-Busch InBev SA/NV	1,321,730	75,641
Danone SA	1,124,106	68,633
Carlsberg A/S, Class B	448,341	67,244
Dollar General Corp.	309,665	52,290
British American Tobacco PLC	1,541,547	51,744
General Mills, Inc.	566,891	42,369
Constellation Brands, Inc., Class A	111,306	30,364
Imperial Brands PLC	1,018,348	24,040
Costco Wholesale Corp.	38,987	21,859
Unilever PLC	394,414	21,214
Uni-Charm Corp.	555,700	20,573
Pernod Ricard SA	92,602	20,424
Mondelez International, Inc.	230,015	17,051
		887,881
Consumer discretionary 8.13%
Hilton Worldwide Holdings, Inc.	699,801	108,812
Industria de Diseño Textil, SA	2,404,032	92,011
Amadeus IT Group SA, Class A, non-registered shares	1,133,198	81,261
LVMH Moët Hennessy-Louis Vuitton SE	86,639	80,790
Kering SA	127,373	73,328
Royal Caribbean Cruises, Ltd.[1]	597,514	65,195
MercadoLibre, Inc.[1]	50,768	62,853
Hermès International	26,442	58,626
YUM! Brands, Inc.	368,109	50,677
adidas AG	214,001	43,294
American Funds Global Insight Fund — Page 3 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
B&M European Value Retail SA	4,230,704	$30,036
NIKE, Inc., Class B	259,200	28,613
Oriental Land Co., Ltd.	705,500	27,027
Tractor Supply Co.	66,957	14,998
Amazon.com, Inc.[1]	21,820	2,917
Galaxy Entertainment Group, Ltd.[1]	398,000	2,888
		823,326
Communication services 5.70%
Alphabet, Inc., Class A1	1,051,173	139,512
Alphabet, Inc., Class C1	642,051	85,463
Koninklijke KPN NV	16,041,503	58,063
América Móvil, SAB de CV, Class B (ADR)	2,700,110	56,486
Comcast Corp., Class A	1,172,235	53,055
Take-Two Interactive Software, Inc.[1]	281,443	43,044
Electronic Arts, Inc.	238,583	32,531
Singapore Telecommunications, Ltd.	12,324,800	24,654
Nippon Telegraph and Telephone Corp.	20,735,000	23,743
Charter Communications, Inc., Class A1	51,027	20,676
Netflix, Inc.[1]	43,531	19,109
Meta Platforms, Inc., Class A1	55,244	17,601
Tencent Holdings, Ltd.	60,300	2,740
		576,677
Energy 4.16%
TotalEnergies SE	2,300,272	139,761
Chevron Corp.	544,450	89,105
BP PLC	11,055,731	68,530
ConocoPhillips	483,923	56,967
TC Energy Corp. (CAD denominated)	1,223,006	43,832
EOG Resources, Inc.	169,202	22,424
		420,619
Materials 3.93%
Shin-Etsu Chemical Co., Ltd.	2,825,000	92,912
Air Liquide SA, non-registered shares	486,538	87,389
Sika AG	214,999	66,740
Linde PLC	139,432	54,472
Vale SA (ADR), ordinary nominative shares	2,458,945	35,974
Givaudan SA	10,389	35,013
Asahi Kasei Corp.	2,097,700	14,279
Barrick Gold Corp.	655,209	11,329
		398,108
Utilities 2.60%
Engie SA	6,158,276	100,970
Sempra Energy	247,848	36,934
AES Corp.	1,516,111	32,794
Edison International	375,684	27,034
CenterPoint Energy, Inc.	762,000	22,929
Ørsted AS	245,394	21,406
National Grid PLC	1,558,532	20,631
		262,698
American Funds Global Insight Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate 0.57%	Shares	Value (000)
Equinix, Inc. REIT	41,031	$33,232
Link REIT	4,320,069	24,179
		57,411
Total common stocks (cost: $8,075,349,000)		9,435,255
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	139,690	172
Total rights & warrants (cost: $0)		172
Short-term securities 6.73% Money market investments 6.73%
Capital Group Central Cash Fund 5.26%[2,3]	6,810,684	681,000
Total short-term securities (cost: $680,990,000)		681,000
Total investment securities 99.95% (cost: $8,756,339,000)		10,116,427
Other assets less liabilities 0.05%		4,806
Net assets 100.00%		$10,121,233
Investments in affiliates3

	Value of affiliate at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 7/31/2023 (000)	Dividend income (000)
Short-term securities 6.73%
Money market investments 6.73%
Capital Group Central Cash Fund 5.26%[2]	$689,045	$1,224,974	$1,233,057	$51	$(13)	$681,000	$20,590

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 7/31/2023.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Insight Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2023, all of the fund’s investments were classifed as Level 1.
American Funds Global Insight Fund — Page 6 of 7

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-122-0923O-S96403
American Funds Global Insight Fund — Page 7 of 7